PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID LAND USE RIGHTS
Schedule of prepaid land use rights

	As of December 31,
	2019	2020

Prepaid land use rights	782,319	736,695
Less: Accumulated amortization	(35,132)	(58,505)
Prepaid land use rights, net	747,187	678,190